Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,460,567)	$ (1,696,377)	$ (5,963,428)	$ (39,238,740)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	1,405	$ 633	3,819	3,393
Amortization of debt discounts	$ 74,013		$ 4,304	45,421
Stock-based compensation				26,064,190
Interest expense from convertible debt converted to preferred shares				57,915
Interest expense from additional common shares issued				4,015,040
Loss on extinguishment of debt				1,811,800
Return of equity investment				(222,500)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	$ 2,352	$ (1,960)	$ 8,126	12,784
Accounts payable and accrued expenses			2,498,507	(1,330,941)
Accounts payable	785,187	$ 875,949
Accounts payable- related party	(44,379)
Accrued expenses	(249,547)	$ (87,046)
Net cash used in operating activities	$ (891,536)	(908,801)	(3,448,672)	(8,781,638)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of fixed assets		(794)	$ (10,064)	(6,182)
Common shares issued in reverse merger, net				5,149
Net cash used in investing activities		$ (794)	$ (10,064)	(1,033)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of warrants	$ 324,824			176,819
Proceeds from sale of common shares and warrants	86,000	$ 623,000	$ 1,883,750	532,500
Proceeds from sale of common shares- related party				$ 1,050,000
Advances received from related party	51,850		$ 721,150
Advances repaid to related party	$ (265,000)		(293,000)
Borrowings on related party debt		$ 150,000	$ 150,000	$ 240,000
Borrowings on convertible debt- related party				$ 6,800,000
Borrowings on convertible debt			$ 800,000
Borrowing on convertible debt	$ 700,000			$ 2,124,500
Principal repayments on debt				(1,725,000)
Principal repayments on related party debt				(563,800)
Net cash provided by financing activities	897,674	$ 773,000	$ 3,261,900	8,635,019
NET INCREASE (DECREASE) IN CASH	6,138	(136,595)	(196,836)	(147,652)
Cash, beginning of the period	168	197,004	197,004	344,656
Cash, end of the period	$ 6,306	$ 60,409	$ 168	197,004
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid for interest				$ 753,558
Cash paid for income taxes
NON-CASH INVESTING AND FINANCING ACTIVITIES
Warrants and common shares issued for debt				$ 230,000
Common share issued for forgiveness of related party debt				$ 105,000
Short term debt converted into convertible short term debt
Common shares issued for conversion of convertible debt upon merger				$ 11,433,200
Discount on beneficial conversion feature and warrants	$ 225,426		$ 130,915